SEGMENT INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Business Segments
Business Segments

Sales	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Americas	$488.1	$580.2	$957.5	$1,143.9
Asia Pacific	340.6	352.2	579.6	633.4
Europe, Middle East & Africa	210.1	247.1	427.8	495.7
	1,038.8	1,179.5	1,964.9	2,273.0
Eliminations	(33.1)	(45.4)	(61.9)	(84.1)
Total	$1,005.7	$1,134.1	$1,903.0	$2,188.9

Intersegment sales	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Americas	$3.4	$5.1	$6.1	$14.2
Asia Pacific	17.8	28.9	32.9	51.1
Europe, Middle East & Africa	11.9	11.4	22.9	18.8
Total	$33.1	$45.4	$61.9	$84.1

Earnings (loss) before income taxes	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Americas	$95.5	$101.1	$157.0	$188.1
Asia Pacific	44.5	46.2	58.1	66.6
Europe, Middle East & Africa	19.9	16.7	35.7	37.3
	159.9	164.0	250.8	292.0
Corporate and other	(89.3)	(88.2)	(366.4)	(194.4)
Interest expense, net	(30.1)	(78.7)	(99.1)	(156.4)
Income (loss) before income taxes	$40.5	$(2.9)	$(214.7)	$(58.8)

Total Assets	June 30, 2020	December 31, 2019
Americas	$2,207.3	$2,296.4
Asia Pacific	1,149.6	1,152.2
Europe, Middle East & Africa	944.7	947.5
	4,301.6	4,396.1
Corporate and other	428.3	261.3
Total	$4,729.9	$4,657.4

Sales by Products and Services Offering	Three months ended June 30, 2020	Three months ended June 30, 2019 (1)	Six months ended June 30, 2020	Six months ended June 30, 2019 (1)
Critical infrastructure & solutions	$552.2	$636.4	$1,013.7	$1,245.4
Services & spares	315.7	336.7	621.9	642.9
Integrated rack solutions	137.8	161.0	267.4	300.6
Total	$1,005.7	$1,134.1	$1,903.0	$2,188.9

(1)Beginning in the second quarter of 2020, sales were moved within product and service offering categories to reflect a strategic realignment within the Company's matrix organizational structure. Comparative results for Critical infrastructure & solutions, Services & spares and Integrated rack solutions for the three months ended June 30, 2019 have been adjusted by $(36.2), $10.8, and $25.4, respectively, to reflect this modification. Comparative results for Critical infrastructure & solutions, Services & spares and Integrated rack solutions for the six months ended June 30, 2019 have been adjusted by $(65.8), $10.7, and $55.1, respectively, to reflect this modification.

	December 31,	December 31,	December 31,
Sales	2019	2018	2017
Americas	$2,251.4	$2,175.6	$1,886.7
Asia Pacific	1,378.0	1,346.9	1,239.5
Europe, Middle East & Africa	976.0	938.0	918.1
	4,605.4	4,460.5	4,044.3
Eliminations	(174.2)	(174.9)	(164.9)
Total	$4,431.2	$4,285.6	$3,879.4

Schedule of earnings (loss) from Continuing Operations before income taxes

	December 31,	December 31,	December 31,
Earnings (loss) from Continuing Operations before income taxes	2019	2018(1)	2017(1)
Americas	$354.3	$301.0	$241.8
Asia Pacific	150.0	136.6	64.2
Europe, Middle East & Africa	64.3	29.8	45.4
	568.6	467.4	351.4
Corporate and other	(362.5)	(449.6)	(379.2)
Interest expense, net	(310.4)	(288.8)	(379.3)
Total	$(104.3)	$(271.0)	$(407.1)
(1)

Beginning with the first quarter of 2019, the segment performance measure excludes certain costs that support global product platform development and digital as a result of a change in the way we evaluate the performance of operations, develop strategy and allocate capital resources. Such costs are now included in Corporate and other. Comparative segment measurements for the years ended December 31, 2018 and 2017 have been adjusted by $156.4 and $159.6 in Americas, $16.8 and $14.4 in APAC, and $35.6 and $32.4 in EMEA, respectively, to reflect this modification.

Schedule of total Assets

	December 31,	December 31,
Total Assets	2019	2018
Americas	$2,296.4	$2,410.1
Asia Pacific	1,152.2	1,165.5
Europe, Middle East & Africa	947.5	980.3
	4,396.1	4,555.9
Corporate and other	261.3	238.5
Total	$4,657.4	$4,794.4

Schedule of Intersegment sales

	December 31,	December 31,	December 31,
Intersegment sales	2019	2018	2017
Americas	$22.3	$29.9	$25.3
Asia Pacific	100.0	102.7	90.5
Europe, Middle East & Africa	51.9	42.3	49.1
Total	$174.2	$174.9	$164.9

Schedule of Depreciation and Amortization

	December 31,	December 31,	December 31,
Depreciation and Amortization	2019	2018	2017
Americas	$122.2	$130.7	$178.1
Asia Pacific	35.4	37.8	67.1
Europe, Middle East & Africa	24.0	35.8	39.9
Corporate and other	21.3	12.7	0.9
Total	$202.9	$217.0	$286.0

Schedule of Capital Expenditures

	December 31,	December 31,	December 31,
Capital Expenditures	2019	2018	2017
Americas	$23.5	$23.6	$13.8
Asia Pacific	11.3	14.5	8.9
Europe, Middle East & Africa	10.0	21.7	13.4
Corporate and other	2.8	4.8	0.6
Total	$47.6	$64.6	$36.7

Schedule of Sales by Destination

	December 31,	December 31,	December 31,
Sales by Destination	2019	2018	2017
United States and Canada	$2,017.4	$1,942.3	$1,692.0
Europe	763.9	740.8	704.9
Asia	1,285.6	1,264.9	1,159.7
Latin America	213.0	195.9	174.4
Middle East/Africa	151.3	141.7	148.4
Total	$4,431.2	$4,285.6	$3,879.4

Schedule of Sales by Product and Service Offering

	December 31,	December 31,	December 31,
Sales	2019	2018 (2)	2017 (2)
Critical infrastructure & solutions	$2,632.6	$2,451.8	$2,136.5
Service & software solutions (3)	1,298.9	1,276.1	1,215.9
I.T. and Edge infrastructure	499.7	557.7	527.0
Total	$4,431.2	$4,285.6	$3,879.4
(1)

Beginning with the first quarter of 2019, we revised our sales by product and service offering categories from four categories to three. Product and service offerings have been adjusted for years ended December 31, 2018 and 2017 to reflect this modification.

Includes product sales managed within the service and software solutions line of business for internal purposes.